SIERRA TACTICAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 57.1%
	FIXED INCOME - 57.1%
23,000	Franklin High Yield Corporate ETF(a)	$ 545,330
1,628,000	iShares 0-5 Year High Yield Corporate Bond ETF	68,701,600
5,158,900	iShares Broad USD High Yield Corporate Bond ETF	187,164,892
799,500	iShares Fallen Angels USD Bond ETF	20,938,905
2,432,500	iShares iBoxx High Yield Corporate Bond ETF	187,643,050
45,400	JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	2,076,596
224,700	PGIM Active High Yield Bond ETF	7,749,903
2,698,400	SPDR Bloomberg High Yield Bond ETF	254,378,168
5,265,700	SPDR Bloomberg Short Term High Yield Bond ETF	131,484,529
3,007,200	SPDR Portfolio High Yield Bond ETF(a)	69,857,256
913,400	VanEck Fallen Angel High Yield Bond ETF	25,849,220
2,198,800	Xtrackers USD High Yield Corporate Bond ETF	77,969,448
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,002,931,365)	1,034,358,897

	OPEN END FUNDS — 42.7%
	FIXED INCOME - 42.7%
1,385,259	Allspring High Yield Bond Fund, Institutional Class	4,141,925
3,504,477	Allspring Short-Term High Income Fund, Institutional Class	27,440,054
68,909,187	BlackRock High Yield Bond Portfolio, Institutional Class	484,431,588
3,502,160	City National Rochdale Fixed Income Opportunities, Class N	68,362,160
17,978	Fidelity Capital & Income Fund, Class I	178,703
47,417	Fidelity High Income Fund, Class I	364,639
2,153	MassMutual High Yield Fund, Class I	16,984
12	Metropolitan West High Yield Bond Fund, Class I	109
0(d)	Neuberger Berman High Income Bond Fund, Institutional Class	1
3,150,503	Nuveen High Yield Fund, Institutional Class	27,283,354
6	Nuveen High Yield Income Fund, Class I	100
11,486,148	Osterweis Strategic Income Fund, Class I	126,921,940
154,049	PGIM High Yield Fund, Class Z	727,111
22,625	PGIM Short Duration High Yield, Class Z	187,789
99	PIMCO High Yield Fund, Institutional Class	782

SIERRA TACTICAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	OPEN END FUNDS — 42.7% (Continued)
	FIXED INCOME - 42.7% (Continued)
0(d)	PIMCO High Yield Spectrum Fund, Institutional Class	$ 0(e)
3,210,464	Principal High Yield Fund, Institutional Class	21,381,692
2,598,145	Western Asset Short Duration High Income Fund, Class I	12,419,134
	TOTAL OPEN END FUNDS (Cost $746,949,091)	773,858,065

	SHORT-TERM INVESTMENTS — 5.4%
	COLLATERAL FOR SECURITITES LOANED - 5.1%
92,952,737	First American Government Obligations Fund, Class X, 5.23% (Cost $92,952,737) (b)(c)	92,952,737

	MONEY MARKET FUND - 0.3%
4,400,543	First American Government Obligations Fund, Class X, 5.23% (Cost $4,400,543) (c)	4,400,543

	TOTAL SHORT-TERM INVESTMENTS (Cost $97,353,280)	97,353,280

	TOTAL INVESTMENTS - 105.2% (Cost $1,847,233,736)	$ 1,905,570,242
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.2)%	(95,024,137)
	NET ASSETS - 100.0%	$ 1,810,546,105

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2024 was $90,804,959.
(b)	Security was purchased with cash received as collateral for securities on loan at June 30, 2024. Total collateral had a value of $92,952,737 at June 30, 2024.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2024.
(d)	Amount rounds to less than 1 share.
(e)	Amount rounds to less than $1 USD.